Annual Total Returns[BarChart] - Vanguard Explorer Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.72%)	15.07%	44.59%	4.08%	(4.22%)	12.47%	23.10%	(2.39%)	31.40%	31.48%